Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities [Abstract]
Advances on sales contracts and service billings	$ 4,547	$ 4,217
Accrued salaries, wages and employee benefits	1,741	1,608
Service and warranty accruals	629	555
Interest payable	439	395
Litigation and contract matters	435	488
Income taxes payable	285	382
Accrued property, sales and use taxes	258	289
Canadian government settlement - current portion	217	245
Accrued restructuring costs	212	210
Accrued workers compensation	204	208
Other	3,349	3,622
Accrued liabilities	$ 12,316	$ 12,219